COMMON STOCK	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
COMMON STOCK

Note 15     COMMON STOCK

The Company’s authorized number of common stock is 200,000,000 shares with par value of $0.001 each, and issued ordinary shares were 10,607,150 and 9,131,786 as of December 31, 2021 and 2020, respectively.

All number of shares, share amounts and per share data presented in the accompanying consolidated financial statements and related notes have been retroactively restated to reflect the reverse merger transaction and subsequent issuance of shares stated above, except for authorized common shares, which were not affected.